Geographic and Customer Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Number of customers	three	one	two
Customer One [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	51.00%	64.00%	18.00%
Customer Two [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	22.00%		82.00%
Customer Three [Member]
Segment Reporting Information [Line Items]
Concentration risk percentage	10.00%